Property and equipment - Summary of Property and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pin pads and POS [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Impairment loss recognised in profit or loss	R$ 4,679
Depreciation charge	R$ 2,403
Pin pads and POS [member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	360 days
Pin pads and POS [member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	180 days
Pin pads and POS [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 2,359,314	R$ 1,948,382
Additions	682,308	563,884
Disposals (a)	(107,770)	(152,952)
Transfers	0	0
Effects of hyperinflation		0
Effects of changes in foreign exchange rates	0	0
Business combination	0
Ending balance	(2,933,852)	(2,359,314)	R$ (1,948,382)
Pin pads and POS [member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,065,406)	(740,468)
Additions	(535,996)	(455,632)
Disposals (a)	91,370	130,694
Transfers	0	0
Effects of hyperinflation		0
Effects of changes in foreign exchange rates	0	0
Business combination	0
Ending balance	R$ 1,510,032	1,065,406	740,468
IT equipment [member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
IT equipment [member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
IT equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 295,330	262,405
Additions	34,252	51,743
Disposals (a)	(32,050)	(27,612)
Transfers	2,782	8,754
Effects of hyperinflation		165
Effects of changes in foreign exchange rates	(49)	(125)
Business combination	423
Ending balance	(300,786)	(295,330)	(262,405)
IT equipment [member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(172,517)	(145,406)
Additions	(55,960)	(53,143)
Disposals (a)	29,150	26,027
Transfers	0	0
Effects of hyperinflation		0
Effects of changes in foreign exchange rates	204	5
Business combination	0
Ending balance	R$ 199,531	172,517	145,406
Facilities [member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Facilities [member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Facilities [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 77,594	91,820
Additions	6,583	2,488
Disposals (a)	(559)	(20,846)
Transfers	19,609	4,669
Effects of hyperinflation		(68)
Effects of changes in foreign exchange rates	0	(469)
Business combination	0
Ending balance	(103,227)	(77,594)	(91,820)
Facilities [member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(30,507)	(37,739)
Additions	(14,313)	(13,671)
Disposals (a)	544	20,618
Transfers	0	0
Effects of hyperinflation		0
Effects of changes in foreign exchange rates	(638)	285
Business combination	0
Ending balance	R$ 43,638	30,507	37,739
Machinery and equipment [member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Machinery and equipment [member] | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Machinery and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 23,950	23,521
Additions	3,863	4,241
Disposals (a)	(4,935)	(2,702)
Transfers	575	0
Effects of hyperinflation		(93)
Effects of changes in foreign exchange rates	1	(1,017)
Business combination	0
Ending balance	(23,452)	(23,950)	(23,521)
Machinery and equipment [member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(20,039)	(18,571)
Additions	(6,890)	(4,463)
Disposals (a)	4,814	2,495
Transfers	0	0
Effects of hyperinflation		0
Effects of changes in foreign exchange rates	(1,413)	500
Business combination	0
Ending balance	R$ 20,702	20,039	18,571
Furniture And Fixtures [member] | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Furniture And Fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 22,684	24,150
Additions	930	1,025
Disposals (a)	(268)	(3,413)
Transfers	3,006	960
Effects of hyperinflation		(16)
Effects of changes in foreign exchange rates	(11)	(22)
Business combination	15
Ending balance	(26,378)	(22,684)	(24,150)
Furniture And Fixtures [member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,798)	(7,054)
Additions	(2,390)	(2,316)
Disposals (a)	51	2,560
Transfers	0	0
Effects of hyperinflation		0
Effects of changes in foreign exchange rates	34	12
Business combination	0
Ending balance	R$ 9,171	6,798	7,054
Vehicles and airplane | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	10 years
Vehicles and airplane | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	2 years
Vehicles and airplane | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	R$ 27,175	27,296
Additions	346	49
Disposals (a)	(47)	(14)
Transfers	0	0
Effects of hyperinflation		(5)
Effects of changes in foreign exchange rates	(5)	(151)
Business combination	0
Ending balance	(27,479)	(27,175)	(27,296)
Vehicles and airplane | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(5,468)	(2,437)
Additions	(3,092)	(3,123)
Disposals (a)	35	51
Transfers	0	0
Effects of hyperinflation		0
Effects of changes in foreign exchange rates	15	41
Business combination	0
Ending balance	8,540	5,468	2,437
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,962	50,320
Additions	28,265	192
Disposals (a)	(3,568)	(5,167)
Transfers	(25,972)	(14,383)
Effects of hyperinflation		0
Effects of changes in foreign exchange rates	0	0
Business combination	0
Ending balance	(29,687)	(30,962)	(50,320)
Right of Use Assets - Equipment [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,880	4,823
Additions	0	64
Disposals (a)	(197)	(7)
Transfers	0	0
Effects of hyperinflation		0
Effects of changes in foreign exchange rates	0	0
Business combination	0
Ending balance	(4,683)	(4,880)	(4,823)
Right of Use Assets - Equipment [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,150)	(1,031)
Additions	(53)	(129)
Disposals (a)	197	10
Transfers	0	0
Effects of hyperinflation		0
Effects of changes in foreign exchange rates	0	0
Business combination	0
Ending balance	1,006	1,150	1,031
Right of use assets vehicles [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31,976	43,794
Additions	18,368	3,785
Disposals (a)	(29,271)	(15,603)
Transfers	0	0
Effects of hyperinflation		0
Effects of changes in foreign exchange rates	0	0
Business combination	0
Ending balance	(21,073)	(31,976)	(43,794)
Right of use assets vehicles [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(23,302)	(21,663)
Additions	(14,839)	(15,988)
Disposals (a)	28,384	14,349
Transfers	0	0
Effects of hyperinflation		0
Effects of changes in foreign exchange rates	0	0
Business combination	0
Ending balance	9,757	23,302	21,663
Right of use assets offices [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	179,154	205,450
Additions	89,022	29,405
Disposals (a)	(24,870)	(56,255)
Transfers	0	0
Effects of hyperinflation		0
Effects of changes in foreign exchange rates	(117)	554
Business combination	0
Ending balance	(243,423)	(179,154)	(205,450)
Right of use assets offices [Member] | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(65,935)	(66,414)
Additions	(34,879)	(36,846)
Disposals (a)	23,117	36,858
Transfers	0	0
Effects of hyperinflation		0
Effects of changes in foreign exchange rates	(31)	467
Business combination	0
Ending balance	77,666	65,935	66,414
Beginning balance	1,661,897	1,641,178
Additions	195,525	71,565
Disposals (a)	(25,873)	(50,909)
Transfers	0	0
Effects of hyperinflation		(17)
Effects of changes in foreign exchange rates	(2,010)	80
Business combination	438
Ending balance	(1,833,997)	(1,661,897)	(1,641,178)
Depreciation charge	668,412	585,311	513,413
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,053,019	2,681,961
Additions	863,937	656,876
Disposals (a)	(203,535)	(284,571)
Transfers	0	0
Effects of hyperinflation		(17)
Effects of changes in foreign exchange rates	(181)	(1,230)
Business combination	438
Ending balance	(3,714,040)	(3,053,019)	(2,681,961)
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,391,122)	(1,040,783)
Additions	(668,412)	(585,311)
Disposals (a)	177,662	233,662
Transfers	0	0
Effects of hyperinflation		0
Effects of changes in foreign exchange rates	(1,829)	1,310
Business combination	0
Ending balance	R$ 1,880,043	R$ 1,391,122	R$ 1,040,783